Summary of Stock Option Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Stock Options [Line Items]
Exercise Price	$ 10.96	$ 7.26	$ 2.63	$ 1.08	$ 0.38
Options Outstanding, Number	5,555,499	4,672,510	2,475,212	488,286	25,063
Options Outstanding, weighted- Average remaining contractual Life (Years)	8 years 7 months 17 days	9 years	9 years 4 months 10 days	9 years 4 months 10 days	8 years 1 month 21 days
Options Exercisable, number		1,076,349
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)	8 years 7 days	8 years 4 months 10 days
Exercise Price 0.38 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 0.38
Options Outstanding, Number		25,063
Options Outstanding, weighted- Average remaining contractual Life (Years)		5 years 1 month 21 days
Options Exercisable, number		25,063
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		5 years 1 month 21 days
Exercise Price 1.12 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 1.12
Options Outstanding, Number		361,283
Options Outstanding, weighted- Average remaining contractual Life (Years)		7 years 5 months 23 days
Options Exercisable, number		262,291
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		7 years 5 months 23 days
Exercise Price 2.08 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 2.08
Options Outstanding, Number		1,350,013
Options Outstanding, weighted- Average remaining contractual Life (Years)		8 years 6 months 7 days
Options Exercisable, number		471,830
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		8 years 6 months 7 days
Exercise Price Four [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 5.32
Options Outstanding, Number		541,950
Options Outstanding, weighted- Average remaining contractual Life (Years)		8 years 9 months 18 days
Options Exercisable, number		153,627
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		8 years 9 months 18 days
Exercise Price 6.04 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 6.04
Options Outstanding, Number		210,375
Options Outstanding, weighted- Average remaining contractual Life (Years)		9 years 18 days
Options Exercisable, number		17,279
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		9 years 18 days
Exercise Price 10.36 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 10.36
Options Outstanding, Number		960,411
Options Outstanding, weighted- Average remaining contractual Life (Years)		9 years 4 months 10 days
Options Exercisable, number		135,804
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		9 years 4 months 6 days
Exercise Price 11.40 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 11.40
Options Outstanding, Number		398,064
Options Outstanding, weighted- Average remaining contractual Life (Years)		9 years 7 months 13 days
Options Exercisable, number		5,871
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		9 years 7 months 13 days
Exercise Price 14.64 [Member]
Schedule Of Stock Options [Line Items]
Exercise Price		$ 14.64
Options Outstanding, Number		825,351
Options Outstanding, weighted- Average remaining contractual Life (Years)		9 years 11 months 16 days
Options Exercisable, number		4,584
Options Exercisable, Weighted- Average Remaining Contractual Life (Years)		9 years 11 months 1 day